Cash flow information (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash Flow Information [Abstract]
Dividends not collected	$ (210)	$ (176)	$ (42)
Increase in investment properties through an increase in borrowings	164
Issuance of Negotiable Obligations through an early cancellation of Negotiable Obligations	2,347
Increase in participation in subsidiaries, associates and joint ventures due to currency translation differences	649	(2,928)	(2,181)
Increase in trade and other receivables through an increase in investments in associates and joint ventures		11
Increase in property, plant and equipment through a decrease in investment property	14
Increase in property, plant and equipment through an increase in trade and other payables	597	1,344	(248)
Decrease in associates and joint ventures through a decrease in loans		313
Registration of investment properties through a reduction of credits for sale and other credits	402	54
Increase in intangible assets through an increase in trade and other payables			(224)
Increase in properties for sale through an increase in borrowings	12
Increase in properties for sale through a decrease in investment properties	68	16
Purchase of non-controlling interest through reduction of credits for sale and other credits	733
Decrease in associates and joint ventures through an increase in trade and other receivable	838
Changes in non-controlling interest through a decrease in trade and other receivables		2,147
Dividends distribution to non-controlling shareholders not yet paid	(238)	2,379	129
Increase in property, plant and equipment through a business combination		(1,402)
Increase in property, plant and equipment through an increase of borrowings	4	14
Increase in trade and other receivables through an increase in borrowings		170
Decrease in investment in associates and joint ventures through dividends not yet collected		17
Increase in trade properties through an interest capitalization		17
Increase in investment properties through an interest capitalization		28
Decrease in investment in associates and joint ventures through an increase in assets held for sale		68
Increase in investment in associates and joint ventures through a decrease in investment in financial assets		6
Payment of dividends through an increase in trade and other payables		12
Transfer from property, plant and equipment to investment properties		(888)
Equity Incentive Plan granted		2	(4)
Transfer from property, plant and equipment		2
Increase in Investment Properties through an increase in Other reserves due to the difference between cost value and fair value		33
Increase in financial operations through a decrease in investments in associates and joint ventures		101
Increase of properties for sale through an increase in trade and other payables		96
Increase in trade properties through a decrease in trade and other receivables		48
Increase in investment properties through a decrease in trade and other receivables		549
Distribution of treasury shares			(14)
Increase in derivative financial instruments through a decrease in investments in financial assets			68
Increase of credits for sale and other credits for a decrease of property, plant and equipment			$ (238)